Borrowings from Financial Institutions (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Borrowings from Financial Institutions
Domestic banks - inter-bank loans		$ 1,100
Total borrowings from domestic banks		1,100
Foreign banks - trade financing - Chilean export financing		1,064,435	$ 905,874
Foreign banks - trade financing - Chilean import financing		23,064	20,317
Foreign banks - borrowings and other obligations - current account overdrafts		13,745	12,947
Foreign banks - borrowings and other obligations - long term borrowings		92,683	100,885
Total borrowings from foreign banks		1,193,927	1,040,023
Chilean Central Bank - borrowings and other obligations - debt reprogramming credit lines		1	3
Total borrowings from Chilean Central Bank		1	3
Total Borrowings from Financial Institutions	$ 1,941,777	$ 1,195,028	$ 1,040,026